Note 11 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
	2019	2018	2017
Weighted average number of common shares used as the denominator in calculating basic earnings per share	35,529,192	35,529,192	35,529,192
Adjustments for calculation of diluted earnings per share:
Options	3,605,000	-	-
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share	39,134,192	35,529,192	35,529,192
Basic earnings (loss) per share	$0.00	$0.00	$(0.18)
Diluted earnings (loss) per share	$0.00	$0.00	$(0.18)